SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Measurement Input, Price Volatility [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	323.40	334.56
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	323.40
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	333.45
Measurement Input, Expected Term [Member] | Minimum [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, term	3 days	3 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, term	3 months 10 days	8 months 23 days
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, term	6 months
Measurement Input, Risk Free Interest Rate [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages		5.24
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	5.45
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	5.47
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Minimum [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	5.42
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Maximum [Member] | Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	5.55